Shareholders' equity (Tables)	6 Months Ended
Mar. 31, 2025
Shareholders' equity
Reconciliation of movement in number of ordinary shares

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2025	2024	2024
Share capital
Ordinary share capital, fully paid	37,354	37,958	38,944
Treasury shares[a]	(820)	(758)	(758)
Total share capital	36,534	37,200	38,186
Non-controlling interest
Perpetual Preference Shares (PPS)	336	339	-
Other[b]	2	8	38
Total non-controlling interests	338	347	38

a.	31 March 2025: 5,312,508 unvested RSP and EIP treasury shares held (30 September 2024: 6,173,874, 31 March 2024: 5,645,501).
b.	Westpac acquired 8.74% of the non-controlling interest in Westpac Bank-PNG-Limited during Second Half 2024.

Reconciliation of movement in number of ordinary shares

	Half Year	Half Year	Half Year
	March	Sept	March
Number	2025	2024	2024
Balance as at beginning of period	3,441,411,361	3,474,634,510	3,509,076,960
Share buyback[a]	(17,711,952)	(33,223,149)	(34,442,450)
Balance as at end of period	3,423,699,409	3,441,411,361	3,474,634,510

a.	Westpac previously announced its intention to undertake a $3.5 billion on market buyback of WBC ordinary shares. In First Half 2025, Westpac has bought back and cancelled 17,711,952 ordinary shares. A further 497,280 shares were acquired on 31 March 2025 and cancelled on 2 April 2025 (Second Half 2024: 33,223,149, First Half 2024: 34,442,450). The ordinary shares were bought back at an average price of $31.92 (Second Half 2024: $28.99, First Half 2024: $24.65).

Ordinary shares purchased on market

	Half Year March 2025
		Average price
	Number	($)
For share-based payment arrangements:
Employee share plan (ESP)	807,480	31.77
Westpac Equity Incentive Plan (EIP) – Restricted Shares[a]	1,782,131	32.32
Westpac Performance Plan (WPP) - share rights exercised	10,221	32.82
Westpac EIP - Unhurdled share rights exercised	13,812	33.65
Westpac on-market share purchase for future share rights exercises and restricted shares allocations[b]	312,154	31.35
Net number of ordinary shares purchased on market	2,925,798

a.	Ordinary shares allocated to employees under the EIP as Restricted Shares are classified as treasury shares until the shares vest.
b.	Unallocated shares in the Westpac Employee Equity Plans Trust that are classified as treasury shares.

Schedule of reconciliation of movement in reserves

	Half Year	Half Year	Half Year
	March	Sept	March
$m	2025	2024	2024
Debt securities at FVOCI reserve
Balance as at beginning of period	(568)	(182)	(165)
Net gains/(losses) from changes in fair value	(13)	(557)	(34)
Income tax effect	3	168	12
Transferred to income statement	(4)	4	1
Income tax effect	2	(1)	-
Loss allowance on debt securities measured at FVOCI	-	-	1
Other	4	-	3
Balance as at end of period	(576)	(568)	(182)
Equity securities at FVOCI reserve
Balance as at beginning of period	127	142	126
Net gains/(losses) from changes in fair value	29	(16)	14
Exchange differences on translation	3	1	-
Income tax effect	(1)	-	2
Balance as at end of period	158	127	142
Share-based payment reserve
Balance as at beginning of period	2,079	2,042	1,983
Share-based payment expense	67	37	59
Balance as at end of period	2,146	2,079	2,042
Cash flow hedge reserve
Balance as at beginning of period	548	477	152
Net gains/(losses) from changes in fair value	(39)	49	452
Income tax effect	11	(18)	(140)
Transferred to income statement	214	57	20
Income tax effect	(64)	(17)	(7)
Balance as at end of period	670	548	477
Foreign currency translation reserve
Balance as at beginning of period	(438)	(300)	(138)
Exchange differences on translation of foreign operations	128	(154)	(174)
Gains/(losses) on net investment hedges	(41)	16	12
Balance as at end of period	(351)	(438)	(300)
Other reserves
Balance as at beginning of period	(16)	(22)	(23)
Transactions with owners	(1)	6	1
Balance as at end of period	(17)	(16)	(22)
Total reserves	2,030	1,732	2,157